Financial Instruments - Schedule of Carrying Amount of Assets Pledged as Collateral (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Guarantee deposits	¥ 74,139	¥ 244,229
Loans and advances to customers	2,512,851	1,927,607
Securities	1,736,835	1,075,748
Other	32,293	23,130
Total financial assets	3,071,287	2,146,595
Assets Pledged as Collateral
Disclosure of financial assets [line items]
Guarantee deposits	1,980	2,133
Loans and advances to customers	30,999	30,982
Securities	605,904	249,056
Other	5,162	3,713
Total financial assets	¥ 644,045	¥ 285,884